LEASES - Supplemental balance sheet information (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
Operating leases
Operating lease right-of-use assets	₽ 28,646	$ 407.3	₽ 36,245
Operating lease liabilities - current (Note 4)	₽ 10,963	$ 155.9	₽ 10,525
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Operating lease liabilities - non-current	₽ 17,609	$ 250.4	₽ 24,642
Total operating lease liabilities	28,572	406.3	35,167
Finance leases
Finance lease liability, current (Note 4)	₽ 2,788	$ 39.6	₽ 1,467
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Finance lease liabilities - non-current	₽ 21,185	$ 301.2	₽ 15,350
Total finance lease liabilities	23,973	340.8
Finance lease asset
Finance leases
Finance lease liability, current (Note 4)	₽ 2,788	$ 39.6	₽ 1,467
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Finance lease liabilities - non-current	₽ 21,185	$ 301.2	₽ 15,350
Total finance lease liabilities	₽ 23,973	$ 340.8	₽ 16,817